Fees Summary	Nov. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,785,000
Previously Paid Amount	0.00
Total Fee Amount	1,075.11
Total Offset Amount	0.00
Net Fee	1,075.11
Narrative - Max Aggregate Offering Price	$ 7,785,000
Final Prospectus	true